Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.0%
X 10,226,082
COMMON STOCKS - 98.0% X 10,226,082
Banks - 3.1%
1,842 JPMorgan Chase & Co $ 321,171
Total Banks 321,171
Capital Goods - 7.3%
1,005 Eaton Corp PLC 247,311
946 Honeywell International Inc 191,338
265 Northrop Grumman Corp 118,391
805 Trane Technologies PLC 202,900
Total Capital Goods 759,940
Consumer Discretionary Distribution & Retail - 4.5%
1,111 Lowe's Cos Inc 236,465
2,407 TJX Cos Inc/The 228,449
Total Consumer Discretionary Distribution & Retail 464,914
Consumer Services - 1.7%
605 McDonald's Corp 177,096
Total Consumer Services 177,096
Consumer Staples Distribution & Retail - 1.9%
1,196 Walmart Inc 197,639
Total Consumer Staples Distribution & Retail 197,639
Energy - 4.3%
1,512 Chevron Corp 222,914
2,238 Exxon Mobil Corp 230,089
Total Energy 453,003
Equity Real Estate Investment Trusts (REITs) - 5.0%
1,240 American Tower Corp 242,606
2,248 Prologis Inc 284,799
Total Equity Real Estate Investment Trusts (REITs) 527,405
Financial Services - 9.4%
1,260 American Express Co 252,932
3,512 Charles Schwab Corp/The 220,975
625 Mastercard Inc, Class A 280,769
498 S&P Global Inc 223,278
Total Financial Services 977,954
Food, Beverage & Tobacco - 5.2%
2,567 Mondelez International Inc, Class A 193,218
1,018 PepsiCo Inc 171,563
1,928 Philip Morris International Inc 175,159
Total Food, Beverage & Tobacco 539,940
Health Care Equipment & Services - 7.9%
2,305 Abbott Laboratories 260,811
447 Elevance Health Inc 220,568
663 UnitedHealth Group Inc 339,283
Total Health Care Equipment & Services 820,662

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Shares Description (a) Value
Insurance - 2.2%
1,201 Marsh & McLennan Cos Inc $ 232,802
Total Insurance 232,802
Materials - 4.4%
789 Linde PLC 319,411
827 Packaging Corp of America 137,183
Total Materials 456,594
Media & Entertainment - 2.5%
5,655 Comcast Corp, Class A 263,184
Total Media & Entertainment 263,184
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
1,534 AbbVie Inc 252,190
1,061 Zoetis Inc 199,266
Total Pharmaceuticals, Biotechnology & Life Sciences 451,456
Semiconductors & Semiconductor Equipment - 6.8%
422 Broadcom Inc 497,960
1,338 Texas Instruments Inc 214,241
Total Semiconductors & Semiconductor Equipment 712,201
Software & Services - 11.6%
952 Accenture PLC, Class A 346,414
2,182 Microsoft Corp 867,519
Total Software & Services 1,213,933
Technology Hardware & Equipment - 10.3%
3,912 Apple Inc 721,373
1,091 Motorola Solutions Inc 348,574
Total Technology Hardware & Equipment 1,069,947
Transportation - 1.7%
713 Union Pacific Corp 173,922
Total Transportation 173,922
Utilities - 3.9%
3,841 NextEra Energy Inc 225,198
2,317 WEC Energy Group Inc 187,121
Total Utilities 412,319
Total Long-Term Investments
(cost $9,456,833) 10,226,082
Other Assets & Liabilities, Net - 2.0% 204,092
Net Assets - 100% $ 10,430,174

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 10,226,082 $ – $ – $ 10,226,082
Total
$ 10,226,082 $ – $ – $ 10,226,082
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X
2,837,855,085
COMMON STOCKS - 99.4% X 2,837,855,085
Automobiles & Components - 0.9%
137,966 (b) Tesla Inc $ 25,839,652
Total Automobiles & Components 25,839,652
Capital Goods - 2.8%
156,794 (b) Boeing Co/The 33,089,806
425,793 Carrier Global Corp 23,295,135
92,031 Eaton Corp PLC 22,646,988
Total Capital Goods 79,031,929
Consumer Discretionary Distribution & Retail - 8.8%
1,625,639 (b) Amazon.com Inc 252,299,173
Total Consumer Discretionary Distribution & Retail 252,299,173
Consumer Services - 3.8%
11,914 (b) Booking Holdings Inc 41,787,998
13,257 (b) Chipotle Mexican Grill Inc 31,933,064
538,252 (b) DraftKings Inc, Class A 21,018,741
263,082 Las Vegas Sands Corp 12,869,971
Total Consumer Services 107,609,774
Consumer Staples Distribution & Retail - 2.4%
98,839 Costco Wholesale Corp 68,681,245
Total Consumer Staples Distribution & Retail 68,681,245
Energy - 0.5%
127,903 EOG Resources Inc 14,554,082
Total Energy 14,554,082
Financial Services - 6.3%
293,503 (b) Fiserv Inc 41,639,271
306,705 Mastercard Inc, Class A 137,781,087
Total Financial Services 179,420,358
Food, Beverage & Tobacco - 0.9%
489,114 (b) Monster Beverage Corp 26,911,052
Total Food, Beverage & Tobacco 26,911,052
Health Care Equipment & Services - 4.5%
357,504 (b) Dexcom Inc 43,383,110
44,992 Elevance Health Inc 22,200,852
99,590 (b) Intuitive Surgical Inc 37,666,930
52,023 UnitedHealth Group Inc 26,622,250
Total Health Care Equipment & Services 129,873,142
Materials - 1.9%
618,702 Corteva Inc 28,138,567
68,013 Linde PLC 27,533,703
Total Materials 55,672,270

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (a) Value
Media & Entertainment - 11.1%
1,210,833 (b) Alphabet Inc, Class A $ 169,637,703
355,757 (b) Meta Platforms Inc 138,795,036
14,304 (b) Netflix Inc 8,069,030
Total Media & Entertainment 316,501,769
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
229,325 AstraZeneca PLC, Sponsored ADR 15,282,218
174,934 Eli Lilly & Co 112,939,140
429,383 Novo Nordisk A/S, Sponsored ADR 49,267,405
197,413 Zoetis Inc 37,076,136
Total Pharmaceuticals, Biotechnology & Life Sciences 214,564,899
Semiconductors & Semiconductor Equipment - 14.6%
88,163 Broadcom Inc 104,032,340
675,837 Intel Corp 29,115,058
24,546 Lam Research Corp 20,254,623
430,113 NVIDIA Corp 264,635,625
Total Semiconductors & Semiconductor Equipment 418,037,646
Software & Services - 24.9%
26,459 (b) Adobe Inc 16,345,841
48,725 (b) Crowdstrike Holdings Inc, Class A 14,252,062
70,478 (b) EPAM Systems Inc 19,600,637
54,962 Intuit Inc 34,699,159
977,797 Microsoft Corp 388,752,531
208,525 (b) Palo Alto Networks Inc 70,587,798
82,178 (b) PTC Inc 14,845,456
150,851 (b) Salesforce Inc 42,402,708
58,682 (b) ServiceNow Inc 44,915,203
70,044 (b) Synopsys Inc 37,357,967
88,276 (b) Workday Inc, Class A 25,694,495
Total Software & Services 709,453,857
Technology Hardware & Equipment - 8.4%
1,190,429 Apple Inc 219,515,108
76,887 (b) Arista Networks Inc 19,889,129
Total Technology Hardware & Equipment 239,404,237
Total Long-Term Investments
(cost $2,194,298,981) 2,837,855,085
Other Assets & Liabilities, Net - 0.6% 17,569,055
Net Assets - 100% $ 2,855,424,140

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,837,855,085 $ – $ – $ 2,837,855,085
Total
$ 2,837,855,085 $ – $ – $ 2,837,855,085
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
6,113,197
COMMON STOCKS - 97.2% 6,113,197
Automobiles & Components - 2.2%
3,077 (b) Atmus Filtration Technologies Inc 68,710
5,211 Dana Inc 70,661
Total Automobiles & Components 139,371
Banks - 7.8%
1,666 Banner Corp 77,602
3,947 Home BancShares Inc/AR 92,518
1,055 Preferred Bank/Los Angeles CA 75,791
1,259 SouthState Corp 104,623
1,464 Wintrust Financial Corp 141,979
Total Banks 492,513
Capital Goods - 13.1%
485 (b) AeroVironment Inc 58,510
499 Applied Industrial Technologies Inc 88,054
1,133 Arcosa Inc 88,691
4,391 (b) Array Technologies Inc 58,137
372 Comfort Systems USA Inc 80,899
572 Enpro Inc 85,445
808 ESCO Technologies Inc 82,311
11,600 (b) Hillman Solutions Corp 101,964
4,611 (b) Kratos Defense & Security Solutions Inc 78,064
983 (b) SPX Technologies Inc 98,929
Total Capital Goods 821,004
Commercial & Professional Services - 3.6%
873 (b) ASGN Inc 81,032
408 ICF International Inc 56,728
1,071 Maximus Inc 86,880
Total Commercial & Professional Services 224,640
Consumer Discretionary Distribution & Retail - 2.8%
1,733 Academy Sports & Outdoors Inc 108,711
3,507 (b) Savers Value Village Inc 65,546
Total Consumer Discretionary Distribution & Retail 174,257
Consumer Durables & Apparel - 2.6%
2,270 Steven Madden Ltd 95,067
5,333 (b) Topgolf Callaway Brands Corp 70,236
Total Consumer Durables & Apparel 165,303
Consumer Services - 2.1%
5,884 (b) Everi Holdings Inc 61,252
948 Papa John's International Inc 69,659
Total Consumer Services 130,911

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Energy - 6.7%
5,551 (b) Diamond Offshore Drilling Inc 67,722
2,074 Matador Resources Co 113,842
3,364 Northern Oil and Gas Inc 112,694
9,292 Permian Resources Corp 125,256
Total Energy 419,514
Equity Real Estate Investment Trusts (REITs) - 3.9%
553 EastGroup Properties Inc 98,119
2,621 STAG Industrial Inc 96,820
8,017 Summit Hotel Properties Inc 51,950
Total Equity Real Estate Investment Trusts (REITs) 246,889
Financial Services - 6.3%
747 Evercore Inc, Class A 128,282
917 FirstCash Holdings Inc 105,244
6,091 Ladder Capital Corp 66,575
557 Piper Sandler Cos 96,634
Total Financial Services 396,735
Food, Beverage & Tobacco - 2.0%
484 MGP Ingredients Inc 41,116
5,949 Primo Water Corp 86,736
Total Food, Beverage & Tobacco 127,852
Health Care Equipment & Services - 11.8%
1,965 (b) AtriCure Inc 66,928
788 (b) Axonics Inc 53,489
983 Encompass Health Corp 69,832
1,167 (b),(c) Establishment Labs Holdings Inc 44,930
606 (b) Glaukos Corp 53,952
1,360 (b) HealthEquity Inc 102,789
2,981 (b) Option Care Health Inc 93,126
1,684 (b) Progyny Inc 64,144
2,223 Select Medical Holdings Corp 57,776
3,018 (b) SI-BONE Inc 60,994
1,141 (b) Tactile Systems Technology Inc 17,309
696 (b) Tenet Healthcare Corp 57,587
Total Health Care Equipment & Services 742,856
Household & Personal Products - 1.7%
1,915 (b) BellRing Brands Inc 105,842
Total Household & Personal Products 105,842
Insurance - 1.0%
279 Primerica Inc 65,331
Total Insurance 65,331
Materials - 3.8%
2,131 Avient Corp 77,163
1,894 Silgan Holdings Inc 87,010
2,053 (b) Summit Materials Inc, Class A 74,278

Shares Description (a) Value
Materials
(continued)
Total Materials 238,451
Media & Entertainment - 1.1%
8,189 (b) Magnite Inc 72,473
Total Media & Entertainment 72,473
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
330 (b) Biohaven Ltd 14,678
835 (b) Crinetics Pharmaceuticals Inc 30,461
260 (b) Cytokinetics Inc 20,314
1,191 (b) Halozyme Therapeutics Inc 40,315
1,155 (b) Immunovant Inc 42,054
524 (b) Intra-Cellular Therapies Inc 35,286
281 (b) Krystal Biotech Inc 31,261
75 (b) Madrigal Pharmaceuticals Inc 16,253
1,405 (b) Myriad Genetics Inc 30,053
Total Pharmaceuticals, Biotechnology & Life Sciences 260,675
Semiconductors & Semiconductor Equipment - 5.2%
2,454 (b) Ichor Holdings Ltd 88,835
711 (b) Onto Innovation Inc 114,826
3,500 (b) Semtech Corp 69,440
413 (b) Silicon Laboratories Inc 50,948
Total Semiconductors & Semiconductor Equipment 324,049
Software & Services - 8.8%
318 (b) CommVault Systems Inc 29,154
249 (b) CyberArk Software Ltd 58,137
2,324 (b) Freshworks Inc, Class A 51,593
3,755 (b) PowerSchool Holdings Inc, Class A 88,393
2,204 (b) Q2 Holdings Inc 93,780
1,359 (b) Sprout Social Inc, Class A 83,347
822 (b) Workiva Inc 76,397
1,061 (b) Ziff Davis Inc 71,511
Total Software & Services 552,312
Technology Hardware & Equipment - 2.0%
122 (b) Super Micro Computer Inc 64,612
4,206 (b) TTM Technologies Inc 58,506
Total Technology Hardware & Equipment 123,118
Transportation - 2.4%
755 ArcBest Corp 89,943
763 (b) Kirby Corp 60,018
Total Transportation 149,961

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 2.2%
1,621 Black Hills Corp 83,903
973 Spire Inc 55,237
Total Utilities 139,140
Total Common Stocks
(cost $5,527,747) $ 6,113,197
Shares Description (a) Value
88,304
EXCHANGE-TRADED FUNDS - 1.4% 88,304
1,010 (c) SPDR S&P Biotech ETF 88,304
Total Exchange-Traded Funds
(cost $81,862) 88,304
Total Long-Term Investments
(cost $5,609,609) 6,201,501
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
82,103
State Street Navigator Securities Lending Government Money
Market Portfolio(d)
5.340%(e)
$ 82,103
Total Investments Purchased with Collateral from Securities Lending
(cost $82,103) 82,103
Total Investments (cost $5,691,712 ) - 99.9% 6,283,604
Other Assets & Liabilities, Net - 0.1% 4,621
Net Assets - 100% $ 6,288,225

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,113,197 $ – $ – $ 6,113,197
Exchange-Traded Funds 88,304 – – 88,304
Investments Purchased with Collateral from
Securities Lending 82,103 – – 82,103
Total
$ 6,283,604 $ – $ – $ 6,283,604
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $79,306.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X 6,763,111
COMMON STOCKS - 99.5% X 6,763,111
Capital Goods - 3.4%
207 Parker-Hannifin Corp $ 96,152
535 Trane Technologies PLC 134,847
Total Capital Goods 230,999
Consumer Discretionary Distribution & Retail - 8.6%
3,195 (b) Amazon.com Inc 495,864
88 (b) O'Reilly Automotive Inc 90,028
Total Consumer Discretionary Distribution & Retail 585,892
Consumer Durables & Apparel - 1.3%
192 (b) Lululemon Athletica Inc 87,133
Total Consumer Durables & Apparel 87,133
Consumer Services - 4.9%
71 (b) Chipotle Mexican Grill Inc 171,023
410 Hilton Worldwide Holdings Inc 78,294
291 McDonald's Corp 85,182
Total Consumer Services 334,499
Consumer Staples Distribution & Retail - 1.2%
115 Costco Wholesale Corp 79,911
Total Consumer Staples Distribution & Retail 79,911
Financial Services - 8.2%
1,030 KKR & Co Inc 89,177
403 Mastercard Inc, Class A 181,040
236 Moody's Corp 92,521
143 MSCI Inc 85,603
407 Visa Inc, Class A 111,217
Total Financial Services 559,558
Health Care Equipment & Services - 9.3%
1,260 (b) Boston Scientific Corp 79,707
600 (b) Dexcom Inc 72,810
259 (b) IDEXX Laboratories Inc 133,406
522 (b) Intuitive Surgical Inc 197,431
284 UnitedHealth Group Inc 145,334
Total Health Care Equipment & Services 628,688
Materials - 1.4%
232 Linde PLC 93,921
Total Materials 93,921
Media & Entertainment - 5.7%
1,409 (b) Alphabet Inc, Class A 197,401
1,345 (b) Alphabet Inc, Class C 190,721
Total Media & Entertainment 388,122
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
203 Eli Lilly & Co 131,059
100 Thermo Fisher Scientific Inc 53,898
298 (b) Vertex Pharmaceuticals Inc 129,147
Total Pharmaceuticals, Biotechnology & Life Sciences 314,104

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 16.6%
303 Analog Devices Inc $ 58,285
240 ASML Holding NV 208,757
168 Broadcom Inc 198,240
299 Lam Research Corp 246,726
677 NVIDIA Corp 416,537
Total Semiconductors & Semiconductor Equipment 1,128,545
Software & Services - 27.7%
185 Accenture PLC, Class A 67,318
347 (b) Atlassian Corp Ltd, Class A 86,670
2,317 Microsoft Corp 921,193
690 (b) Salesforce Inc 193,952
352 (b) ServiceNow Inc 269,421
370 (b) Snowflake Inc, Class A 72,387
218 (b) Synopsys Inc 116,270
532 (b) Workday Inc, Class A 154,849
Total Software & Services 1,882,060
Technology Hardware & Equipment - 5.4%
1,982 Apple Inc 365,481
Total Technology Hardware & Equipment 365,481
Transportation - 1.2%
1,290 (b) Uber Technologies Inc 84,198
Total Transportation 84,198
Total Long-Term Investments
(cost $4,954,957) 6,763,111
Other Assets & Liabilities, Net - 0.5% 32,354
Net Assets - 100% $ 6,795,465
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,763,111 $ – $ – $ 6,763,111
Total
$ 6,763,111 $ – $ – $ 6,763,111

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.